Investments in equity method investees (Tables)	12 Months Ended
Mar. 31, 2023
Investments in equity method investees
Schedule of investments in equity method investees

Amounts
RMB
(in millions)

Balance as of March 31, 2021	200,189
Additions	8,964
Share of results, other comprehensive income and other reserves (i)	18,822
Disposals	(1,237)
Distributions (ii)	(5,329)
Transfers	5,159
Impairment loss (iii)	(6,201)
Foreign currency translation adjustments	(725)
Balance as of March 31, 2022	219,642
Additions	4,990
Share of results, other comprehensive income and other reserves (i)	677
Disposals	(1,192)
Distributions (ii)	(11,645)
Transfers	1,046
Impairment loss (iii)	(8,310)
Foreign currency translation adjustments	2,172
Balance as of March 31, 2023	207,380

(i)
Share of results, other comprehensive income and other reserves include the share of results of the equity method investees, the gain or loss arising from the deemed disposal of the equity method investees and basis differences arising from equity method investees. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Group granted to employees of certain equity method investees.
(ii)
Includes dividend declared by Ant Group amounting to RMB3,945 million and RMB10,519 million for the years ended March 31, 2022 and 2023, respectively (Note 13).
(iii)
Impairment loss recorded represents other-than-temporary decline in fair value below the carrying value of the investments in equity method investees. The valuation inputs for the fair value measurement with respect to the impairments include the stock price for equity method investees that are listed, as well as certain unobservable inputs that are not subject to meaningful aggregation.

Schedule of summarized financial information for all of the Company's equity method investments

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Operating data:
Revenue	657,065	541,712	441,495
Cost of revenue	(474,123)	(371,076)	(297,895)
Income from operations	55,896	38,006	27,163
Net income (loss)	95,224	113,970	(86,761)

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Balance sheet data:
Current assets	624,045	591,660
Non-current assets	870,394	803,288
Current liabilities	426,170	409,055
Non-current liabilities	118,575	115,399
Noncontrolling interests and mezzanine equity	16,059	14,023